Fair Value Measurements - Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of period		$ (14,547)		$ (4,966)		$ (14,100)		$ (15,782)		$ (15,782)		$ (35,526)		$ (95,352)
Included in earnings		(1,403)	[1]	(3,116)	[1]	(10,505)	[2]	1,939	[2]	(5,537)	[3]	(10,491)	[3]	(21,362)	[3]
Included in regulatory assets/liabilities		1,295		(725)		4,233		1,654		1,630		(945)		(1,937)
Settlements	[4]	(1,105)		(1,645)		(1,238)		(142)		(498)		10,855		60,102
Transferred into Level 3		0		2,055		(787)		4,570		4,570		(7,799)		(55,845)
Transferred out of Level 3		2,938		(6,548)		9,575		(7,184)		1,515		28,124		78,868
Balance at end of period		(12,822)		(14,945)		(12,822)		(14,945)		(14,100)		(15,782)		(35,526)
Scenario, Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of period						(14,102)
Balance at end of period										(14,102)
Electric portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of period		(15,370)		(4,693)		(12,061)		(15,421)		(15,421)		(33,924)		(90,311)
Included in earnings		(1,403)	[1]	(3,116)	[1]	(10,505)	[2]	1,939	[2]	(5,537)	[3]	(10,491)	[3]	(21,362)	[3]
Included in regulatory assets/liabilities		0		0		0		0		0		0		0
Settlements	[4]	1,017		(965)		1,182		1,114		1,036		11,609		59,133
Transferred into Level 3		0		2,055		(787)		5,155		5,155		(7,799)		(55,548)
Transferred out of Level 3		3,314		(6,488)		9,729		(5,994)		2,705		25,184		74,164
Balance at end of period		(12,442)		(13,207)		(12,442)		(13,207)		(12,061)		(15,421)		(33,924)
Unrealized Gain (Loss) on Derivatives and Commodity Contracts		(1,500)		(3,300)		(10,400)		(3,300)		(9,600)		(13,400)		(15,200)
Electric portfolio [Member] | Scenario, Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of period						(12,062)
Balance at end of period										(12,062)
Natural gas portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of period		823		(273)		(2,039)		(361)		(361)		(1,602)		(5,041)
Included in earnings		0	[1]	0	[1]	0	[2]	0	[2]	0	[3]	0	[3]	0	[3]
Included in regulatory assets/liabilities		1,295		(725)		4,233		1,654		1,630		(945)		(1,937)
Settlements	[4]	(2,122)		(680)		(2,420)		(1,256)		(1,534)		(754)		969
Transferred into Level 3		0		0		0		(585)		(585)		0		(297)
Transferred out of Level 3		(376)		(60)		(154)		(1,190)		(1,190)		2,940		4,704
Balance at end of period		(380)		$ (1,738)		(380)		$ (1,738)		(2,039)		(361)		$ (1,602)
Natural gas portfolio [Member] | Scenario, Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of period						(2,040)
Balance at end of period										(2,040)
Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	[5]	7,622				7,622				9,073		13,223
Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		181,041				181,041				196,035		72,988
Derivative Assets		22,080	[6]			22,080	[6]			24,348	[6]	26,600
Fair Value, Measurements, Recurring | Parent Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		7,622				7,622				9,073
Fair Value, Measurements, Recurring | Parent Company [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		7,622				7,622				9,073
Fair Value, Measurements, Recurring | Parent Company [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		7,622				7,622				9,073		13,223
Fair Value, Measurements, Recurring | Parent Company [Member] | Level 2 [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		7,622				7,622				9,073		13,223
Fair Value, Measurements, Recurring | Parent Company [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		0				0				0		0
Fair Value, Measurements, Recurring | Parent Company [Member] | Level 3 | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		0				0				0		0
Fair Value, Measurements, Recurring | Parent Company [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities										9,073		13,223
Fair Value, Measurements, Recurring | Parent Company [Member] | Fair Value [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities										9,073		13,223
Fair Value, Measurements, Recurring | Subsidiaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		181,041				181,041				196,035
Derivative Assets		22,080				22,080				24,348
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Commodity Contract [Member] | Electric portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		111,472				111,472				107,228
Derivative Assets		15,916				15,916				4,822
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Commodity Contract [Member] | Natural gas portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		69,569				69,569				88,807
Derivative Assets		6,164				6,164				19,526
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		159,043				159,043				177,303
Derivative Assets		12,904				12,904				19,718
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Level 2 [Member] | Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities										177,303		50,715
Derivative Assets										19,718		20,109
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Level 2 [Member] | Commodity Contract [Member] | Electric portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		92,483				92,483				91,998		18,073
Derivative Assets		9,369				9,369				1,654		14,661
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Level 2 [Member] | Commodity Contract [Member] | Natural gas portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		66,560				66,560				85,305		32,642
Derivative Assets		3,535				3,535				18,064		5,448
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		21,998				21,998				18,732
Derivative Assets		9,176				9,176				4,630
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Level 3 | Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities										18,732		22,273
Derivative Assets										4,630		6,491
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Level 3 | Commodity Contract [Member] | Electric portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		18,989				18,989				15,230		19,239
Derivative Assets		6,547				6,547				3,168		3,818
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Level 3 | Commodity Contract [Member] | Natural gas portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		3,009				3,009				3,502		3,034
Derivative Assets		$ 2,629				$ 2,629				1,462		2,673
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities										196,035		72,988
Derivative Assets										24,348		26,600
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Fair Value [Member] | Electric portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities										107,228		37,312
Derivative Assets										4,822		18,479
Fair Value, Measurements, Recurring | Subsidiaries [Member] | Fair Value [Member] | Natural gas portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities										88,807		35,676
Derivative Assets										$ 19,526		$ 8,121

[1]	Income Statement locations: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(1.5) million and $(3.3) million for the three months ended September 30, 2015 and 2014, respectively.
[2]	Income Statement locations: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(10.4) million and $(3.3) million for the nine months ended September 30, 2015 and 2014, respectively.
[3]	Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(9.6) million, $(13.4) million, and $(15.2) million for the years ended December 31, 2014, 2013 and 2012, respectively.
[4]	The Company had no purchases, sales or issuances during the reported periods.
[5]	Interest rate swap contracts are only held at Puget Energy.
[6]	Balance sheet locations: Current and Long-term Unrealized gain on derivative instruments.